Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [line items]
Net sales		$ 13,622	$ 12,781	$ 26,575	$ 25,312
Other revenues		314	304	569	587
Cost of goods sold		(4,341)	(3,751)	(8,272)	(7,607)
Gross profit		9,595	9,334	18,872	18,292
Selling, general and administration		(3,686)	(3,581)	(7,129)	(7,093)
Research and development		(2,526)	(2,498)	(5,320)	(4,818)
Other income		147	303	1,117	529
Other expense		(610)	(1,330)	(1,764)	(1,830)
Operating income		2,920	2,228	5,776	5,080
Loss from associated companies		(2)		(3)	(2)
Interest expense		(224)	(202)	(435)	(403)
Other financial income and expense		75	16	171	36
Income before taxes		2,769	2,042	5,509	4,711
Income taxes		(452)	(347)	(898)	(797)
Net income		2,317	1,695	4,611	3,914
Attributable to
Shareholders of Novartis AG		2,316	1,694	4,609	3,916
Non-controlling interests		$ 1	$ 1	$ 2	$ (2)
Basic earnings per share [abstract]
Weighted average number of ordinary shares outstanding		2,083	2,198	2,097	2,211
Basic earnings per share	[1]	$ 1.11	$ 0.77	$ 2.20	$ 1.77
Diluted earnings per share [abstract]
Adjusted weighted average number of ordinary shares outstanding		2,095	2,211	2,109	2,224
Diluted earnings per share	[1]	$ 1.11	$ 0.77	$ 2.19	$ 1.76

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.